Dividends (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Dividends Paid

	Year ended 30 June 2026		Year ended 30 June 2025		Year ended 30 June 2024
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period
Prior year final dividend	60	3,048	74	3,749	80	4,065
Interim dividend	73	3,713	50	2,537	72	3,647
	133	6,761	124	6,286	152	7,712

Summary of Franking Credits

BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2026	2025	2024
	US$M	US$M	US$M
Franking credits as at 30 June	11,210	10,089	9,165
Franking credits arising from the payment of current tax payable/(receivable)	355	(275)	83
Total franking credits available[1]	11,565	9,814	9,248

1.
The payment of the final 2026 dividend determined after 30 June 2026 will reduce the franking account balance by US$2,156 million.